Short Term Investments (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of short term investments
	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Marketable securities(1)	33,540,301	35,349,990	5,267,156

(1)	During the six months ended June 30, 2021, the Company purchased approximately RMB 53.6 million in marketable securities and redeemed approximately 45.7 million. During the six months ended June 30, 2022, the Company invested a total of approximately RMB 85.7 million (USD 12.8 million) in marketable securities and redeemed approximately RMB 84.5 million (USD 12.6 million). Gain/(loss) of approximately RMB 4.5 million and (RMB 1.2 million (USD 0.2 million)) was recognized for the six months ended June 30, 2021 and 2022, respectively.

Schedule of fair value disclosure
	December 31, 2021	December 31, 2021 Fair Value
		Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	33,540,301	33,540,301	—	—

	June 30, 2022	June 30, 2022 Fair Value
		Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	35,349,990	35,349,990	—	—